RISK MANAGEMENT - Risk management - Value at risk - Additional information (Details) - Market risk [member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Banco de Bogota S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	3.13%	3.25%
Banco de Occidente S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	3.30%	8.20%
Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	1.30%	2.10%
Banco Popular S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	7.55%	5.61%
Corficolombiana S.A
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	12.30%	13.31%
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of financial assets [line items]
Market risk weighted assets as a percentage of total risk weighted assets	2.13%	2.10%